Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation
The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate
(in thousands)
:

	December 31,
	2022		2021
	$	%	$	%
Pretax loss	$(15,616)	21%	$(7,600)	21%
State tax benefit	(2,575)	3%	(2,251)	6%
Foreign tax difference	8,085	(11)%	787	(2)%
Transaction costs	871	(1)%	646	(2)%
Permanent difference	556	(1)%	193	(1)%
PPP loan forgiveness	—	0%	(154)	0%
Change in valuation allowance	8,717	(12)%	8,369	(23)%
Other	(38)	0%	10	(0)%

Effective Income tax expense	$0	0.00%	$0	(0)%

Schedule of Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities are as follows
(in thousands)
:

	Year Ended December 31,

	2022	2021
Deferred tax assets:
Book to tax depreciation differences	$773	$545
Accrued expenses and reserves	1,254	1,415
Stock compensation	274	267
Intercompany interest	1,010	—
Net operating loss carryforwards	57,825	50,158
Operating lease liabilities	340	—
Other	165	165

Total deferred tax assets	$61,641	$52,550
Valuation allowance	61,031	52,314

Total deferred tax assets, net	$610	$236

Deferred tax liabilities:
Operating lease right of use assets	(338)	—
Prepaid expenses	(272)	(236)

Total deferred tax liabilities, net	$(610)	$(236)

Total deferred tax assets (liabilities), net	$—	$—

Southern Airways Corporation
Schedule of Effective Income Tax Rate Reconciliation
The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate: (
dollars
in thousands
)

	December 31,
	2022		2021
	$	%	$	%
Provision (benefit) at statutory rate	$(1,167)	21.0%	$2,331	21.0%
State tax provision (benefit), net of federal benefit	(257)	4.6%	679	6.1%
Permanent book/tax difference	69	(1.2)%	14	0.1%
Change in valuation allowance	846	(15.2)%	(2,584)	(23.2)%
Other	100	(1.8)%	—	—

Effective income tax rate	(409)	7.4%	440	4.0%

Schedule of Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows: (
in
 thousands
)

	Year Ended December 31,
	2022	2021
Net operating loss carryforward, net of reserves	$4,680	$2,629
Capital loss carryforward	133	142
Amortization of intangibles	385	429
Accrued liabilities	244	214
Deferred revenue	227	166
Deferred rent	—	395
Lease liabilities	4,288	—
Interest carryforward	456	—
Contributions carryforward	109	—
Investment in Marianas	46	—
Other	—	9

Deferred tax assets, gross	10,568	3,984
Valuation allowance	(3,273)	(1,861)

Deferred tax assets, net of valuation allowance	7,295	2,123

Right-of-use assets	(4,027)	—
Book/tax depreciation differences	(3,268)	(2,123)

Total deferred tax liabilities	(7,295)	(2,123)

Total deferred tax assets (liabilities), net	$—	$—

Schedule of Significant Components of The Provision From Income Taxes
Significant components of the provision from income taxes consist of the following: (
in thousands
)

	Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	10	440

Total	10	440
Deferred:
Federal	(392)	—
State	(27)	—

Total	(419)	—

Total tax expense (benefit)	$(409)	$440